SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
Significant Accounting Policies Tables Abstract
Estimated useful lives
	Method:	Rate:
Equipment	Straight-line	5 years

Classification of financial instruments
	IAS 39	IFRS 9
	Classification	Classification

Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Promissory note receivable	Loans and receivables	Amortized cost

Financial liabilities
Accounts payable and accrued liabilities	Other liabilities	Amortized cost
Convertible debentures	N/A	Amortized cost
Mortgage payable	N/A	Amortized cost
Debenture unit deposits	N/A	Amortized cost
Promissory notes payable	N/A	Amortized cost